Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 646	$ 50
Accrued interest on loans	26	2
Deferred offering costs, net	596	0
Other assets	10	26
Loans receivable, net	3,604	4,580
Total assets	4,882	4,658
Liabilities and Members' Capital
Customer interest escrow	329	450
Accounts payable and accrued expense	41	0
Notes payable unsecured	1,502	1,500
Notes payable related party	1,108	878
Total liabilities	2,980	2,828
Commitments and Contingencies (Note 9)
Members' capital	1,902	1,830
Total liabilities and members' capital	$ 4,882	$ 4,658